Quarterly Holdings Report
for
Fidelity® SAI U.S. Large Cap Index Fund
October 31, 2021

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.
SV9-NPRT1-1221
1.9867778.105
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 10.8%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	3,014,982	76,158,445
Lumen Technologies, Inc. (a)	420,768	4,990,308
Verizon Communications, Inc.	1,748,283	92,641,516
		173,790,269
Entertainment - 1.9%
Activision Blizzard, Inc.	328,416	25,678,847
Electronic Arts, Inc.	120,178	16,854,965
Live Nation Entertainment, Inc. (b)	55,733	5,637,393
Netflix, Inc. (b)	186,899	129,018,249
Take-Two Interactive Software, Inc. (b)	49,145	8,895,245
The Walt Disney Co. (b)	767,327	129,731,976
		315,816,675
Interactive Media & Services - 6.6%
Alphabet, Inc.:
Class A (b)	127,127	376,412,877
Class C (b)	118,995	352,868,963
Match Group, Inc. (b)	116,902	17,626,484
Meta Platforms, Inc. Class A (b)	1,006,650	325,721,741
Twitter, Inc. (b)	336,985	18,042,177
		1,090,672,242
Media - 1.1%
Charter Communications, Inc. Class A (b)	53,559	36,146,434
Comcast Corp. Class A	1,934,121	99,471,843
Discovery Communications, Inc.:
Class A (b)	70,889	1,661,638
Class C (non-vtg.) (b)	129,111	2,912,744
DISH Network Corp. Class A (b)	105,240	4,322,207
Fox Corp.:
Class A	136,878	5,439,532
Class B	61,950	2,289,672
Interpublic Group of Companies, Inc.	166,508	6,089,198
News Corp.:
Class A	166,303	3,808,339
Class B	50,671	1,143,138
Omnicom Group, Inc.	90,701	6,174,924
ViacomCBS, Inc. Class B	255,560	9,256,383
		178,716,052
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (b)	247,699	28,492,816
TOTAL COMMUNICATION SERVICES		1,787,488,054
CONSUMER DISCRETIONARY - 12.8%
Auto Components - 0.2%
Aptiv PLC (b)	114,217	19,746,977
BorgWarner, Inc.	101,400	4,570,098
		24,317,075
Automobiles - 2.7%
Ford Motor Co.	1,657,088	28,303,063
General Motors Co. (b)	613,060	33,368,856
Tesla, Inc. (b)	342,655	381,717,670
		443,389,589
Distributors - 0.1%
Genuine Parts Co.	60,388	7,917,471
LKQ Corp.	114,365	6,299,224
Pool Corp.	16,912	8,712,386
		22,929,081
Hotels, Restaurants & Leisure - 1.9%
Booking Holdings, Inc. (b)	17,340	41,976,325
Caesars Entertainment, Inc. (b)	90,047	9,856,545
Carnival Corp. (b)	336,618	7,459,455
Chipotle Mexican Grill, Inc. (b)	11,865	21,108,191
Darden Restaurants, Inc.	54,950	7,920,493
Domino's Pizza, Inc.	15,535	7,596,149
Expedia, Inc. (b)	61,299	10,078,169
Hilton Worldwide Holdings, Inc. (b)	117,693	16,941,907
Las Vegas Sands Corp. (b)	145,418	5,643,673
Marriott International, Inc. Class A (b)	115,537	18,488,231
McDonald's Corp.	315,388	77,443,523
MGM Resorts International	168,660	7,954,006
Norwegian Cruise Line Holdings Ltd. (a)(b)	156,344	4,021,168
Penn National Gaming, Inc. (b)	70,236	5,028,898
Royal Caribbean Cruises Ltd. (b)	94,801	8,004,048
Starbucks Corp.	497,953	52,817,875
Wynn Resorts Ltd. (b)	44,465	3,992,957
Yum! Brands, Inc.	124,844	15,598,009
		321,929,622
Household Durables - 0.4%
D.R. Horton, Inc.	137,613	12,284,713
Garmin Ltd.	64,114	9,206,770
Leggett & Platt, Inc. (a)	56,113	2,628,894
Lennar Corp. Class A	115,955	11,587,383
Mohawk Industries, Inc. (b)	23,629	4,187,295
Newell Brands, Inc.	159,813	3,658,120
NVR, Inc. (b)	1,419	6,945,721
PulteGroup, Inc.	109,793	5,278,847
Whirlpool Corp.	26,529	5,593,109
		61,370,852
Internet & Direct Marketing Retail - 4.0%
Amazon.com, Inc. (b)	183,922	620,264,070
eBay, Inc.	274,520	21,061,174
Etsy, Inc. (b)	53,435	13,395,620
		654,720,864
Leisure Products - 0.0%
Hasbro, Inc.	54,734	5,241,328
Multiline Retail - 0.5%
Dollar General Corp.	99,778	22,102,823
Dollar Tree, Inc. (b)	97,864	10,545,825
Target Corp.	208,933	54,243,185
		86,891,833
Specialty Retail - 2.3%
Advance Auto Parts, Inc.	27,678	6,241,943
AutoZone, Inc. (b)	9,098	16,238,474
Bath & Body Works, Inc.	111,976	7,736,422
Best Buy Co., Inc.	95,130	11,628,691
CarMax, Inc. (b)	68,731	9,410,649
Gap, Inc. (a)	90,383	2,050,790
Lowe's Companies, Inc.	298,521	69,800,180
O'Reilly Automotive, Inc. (b)	29,123	18,123,825
Ross Stores, Inc.	150,812	17,071,918
The Home Depot, Inc.	449,006	166,913,490
TJX Companies, Inc.	509,541	33,369,840
Tractor Supply Co.	48,237	10,475,629
Ulta Beauty, Inc. (b)	23,159	8,507,690
		377,569,541
Textiles, Apparel & Luxury Goods - 0.7%
Hanesbrands, Inc.	146,946	2,503,960
NIKE, Inc. Class B	539,754	90,295,447
PVH Corp.	30,095	3,290,286
Ralph Lauren Corp.	20,470	2,603,170
Tapestry, Inc.	117,872	4,594,651
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	80,192	1,761,016
Class C (non-vtg.) (b)	87,159	1,645,562
VF Corp.	137,473	10,019,032
		116,713,124
TOTAL CONSUMER DISCRETIONARY		2,115,072,909
CONSUMER STAPLES - 5.6%
Beverages - 1.4%
Brown-Forman Corp. Class B (non-vtg.)	77,290	5,247,218
Constellation Brands, Inc. Class A (sub. vtg.)	71,047	15,403,700
Molson Coors Beverage Co. Class B	79,539	3,506,875
Monster Beverage Corp. (b)	158,521	13,474,285
PepsiCo, Inc.	583,636	94,315,578
The Coca-Cola Co.	1,640,549	92,477,747
		224,425,403
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	186,682	91,761,670
Kroger Co.	286,983	11,485,060
Sysco Corp.	216,053	16,614,476
Walgreens Boots Alliance, Inc.	303,141	14,253,690
Walmart, Inc.	603,485	90,172,729
		224,287,625
Food Products - 0.8%
Archer Daniels Midland Co.	236,206	15,173,873
Campbell Soup Co. (a)	85,715	3,424,314
Conagra Brands, Inc.	203,228	6,543,942
General Mills, Inc.	256,012	15,821,542
Hormel Foods Corp. (a)	119,227	5,045,687
Kellogg Co.	108,154	6,629,840
Lamb Weston Holdings, Inc.	61,236	3,456,772
McCormick & Co., Inc. (non-vtg.)	105,092	8,431,531
Mondelez International, Inc.	590,243	35,851,360
The Hershey Co.	61,369	10,761,054
The J.M. Smucker Co.	45,843	5,632,271
The Kraft Heinz Co.	283,909	10,189,494
Tyson Foods, Inc. Class A	124,393	9,947,708
		136,909,388
Household Products - 1.3%
Church & Dwight Co., Inc.	103,560	9,047,002
Colgate-Palmolive Co.	356,196	27,138,573
Kimberly-Clark Corp.	142,210	18,414,773
Procter & Gamble Co.	1,025,015	146,566,895
The Clorox Co.	51,949	8,468,206
		209,635,449
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	97,932	31,762,286
Tobacco - 0.6%
Altria Group, Inc.	778,724	34,349,516
Philip Morris International, Inc.	658,164	62,222,825
		96,572,341
TOTAL CONSUMER STAPLES		923,592,492
ENERGY - 2.8%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	349,412	8,763,253
Halliburton Co.	375,704	9,388,843
Schlumberger Ltd.	590,705	19,056,143
		37,208,239
Oil, Gas & Consumable Fuels - 2.6%
APA Corp.	159,670	4,184,951
Chevron Corp.	816,713	93,505,471
ConocoPhillips Co.	565,555	42,128,192
Coterra Energy, Inc.	342,520	7,302,526
Devon Energy Corp.	265,681	10,648,494
Diamondback Energy, Inc.	71,984	7,715,965
EOG Resources, Inc.	246,585	22,799,249
Exxon Mobil Corp.	1,787,844	115,262,303
Hess Corp.	116,284	9,601,570
Kinder Morgan, Inc.	822,998	13,785,217
Marathon Oil Corp.	333,489	5,442,540
Marathon Petroleum Corp.	269,554	17,771,695
Occidental Petroleum Corp.	374,461	12,555,677
ONEOK, Inc.	188,109	11,967,495
Phillips 66 Co.	184,946	13,830,262
Pioneer Natural Resources Co.	95,826	17,917,545
The Williams Companies, Inc.	512,984	14,409,721
Valero Energy Corp.	172,609	13,347,854
		434,176,727
TOTAL ENERGY		471,384,966
FINANCIALS - 11.4%
Banks - 4.4%
Bank of America Corp.	3,127,074	149,411,596
Citigroup, Inc.	855,887	59,193,145
Citizens Financial Group, Inc.	179,778	8,517,882
Comerica, Inc.	56,630	4,818,647
Fifth Third Bancorp	291,609	12,693,740
First Republic Bank	74,448	16,105,336
Huntington Bancshares, Inc.	623,074	9,807,185
JPMorgan Chase & Co.	1,261,863	214,377,905
KeyCorp	403,563	9,390,911
M&T Bank Corp.	54,281	7,985,821
Peoples United Financial, Inc.	180,511	3,093,959
PNC Financial Services Group, Inc.	179,478	37,875,242
Regions Financial Corp.	402,821	9,538,801
SVB Financial Group (b)	24,775	17,773,585
Truist Financial Corp.	563,736	35,780,324
U.S. Bancorp	569,786	34,397,981
Wells Fargo & Co.	1,734,081	88,715,584
Zions Bancorp NA	68,495	4,314,500
		723,792,144
Capital Markets - 3.1%
Ameriprise Financial, Inc.	48,025	14,509,793
Bank of New York Mellon Corp.	335,340	19,852,128
BlackRock, Inc. Class A	60,414	56,998,192
Cboe Global Markets, Inc.	45,100	5,950,494
Charles Schwab Corp.	633,951	52,003,001
CME Group, Inc.	151,661	33,448,834
Franklin Resources, Inc.	118,870	3,743,216
Goldman Sachs Group, Inc.	142,353	58,841,613
Intercontinental Exchange, Inc.	237,824	32,929,111
Invesco Ltd.	144,131	3,662,369
MarketAxess Holdings, Inc.	16,073	6,568,553
Moody's Corp.	68,418	27,651,135
Morgan Stanley	616,389	63,352,461
MSCI, Inc.	34,817	23,149,127
NASDAQ, Inc.	49,378	10,362,961
Northern Trust Corp.	87,939	10,820,015
Raymond James Financial, Inc.	78,103	7,700,175
S&P Global, Inc.	101,774	48,257,160
State Street Corp.	154,389	15,215,036
T. Rowe Price Group, Inc.	95,839	20,785,562
		515,800,936
Consumer Finance - 0.6%
American Express Co.	271,758	47,226,105
Capital One Financial Corp.	188,417	28,456,620
Discover Financial Services	126,460	14,330,447
Synchrony Financial	240,458	11,169,274
		101,182,446
Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc. Class B (b)	782,781	224,665,975
Insurance - 1.9%
AFLAC, Inc.	260,572	13,984,899
Allstate Corp.	124,864	15,441,931
American International Group, Inc.	361,156	21,340,708
Aon PLC	95,335	30,499,573
Arthur J. Gallagher & Co.	87,290	14,635,914
Assurant, Inc.	24,846	4,007,908
Brown & Brown, Inc.	98,884	6,240,569
Chubb Ltd.	185,274	36,198,834
Cincinnati Financial Corp.	63,203	7,675,372
Everest Re Group Ltd.	16,856	4,407,844
Globe Life, Inc.	39,515	3,517,625
Hartford Financial Services Group, Inc.	146,503	10,684,464
Lincoln National Corp.	74,737	5,392,275
Loews Corp.	85,958	4,819,665
Marsh & McLennan Companies, Inc.	213,968	35,689,862
MetLife, Inc.	307,572	19,315,522
Principal Financial Group, Inc.	105,248	7,061,088
Progressive Corp.	247,127	23,447,410
Prudential Financial, Inc.	163,322	17,973,586
The Travelers Companies, Inc.	105,367	16,951,443
W.R. Berkley Corp.	59,292	4,719,643
Willis Towers Watson PLC	54,475	13,198,203
		317,204,338
TOTAL FINANCIALS		1,882,645,839
HEALTH CARE - 13.0%
Biotechnology - 1.8%
AbbVie, Inc.	746,252	85,572,717
Amgen, Inc.	239,794	49,630,164
Biogen, Inc. (b)	62,935	16,783,506
Gilead Sciences, Inc.	529,454	34,350,976
Incyte Corp. (b)	79,394	5,317,810
Moderna, Inc. (b)	148,295	51,192,917
Regeneron Pharmaceuticals, Inc. (b)	44,385	28,403,737
Vertex Pharmaceuticals, Inc. (b)	109,554	20,259,821
		291,511,648
Health Care Equipment & Supplies - 3.6%
Abbott Laboratories	748,649	96,493,370
Abiomed, Inc. (b)	19,194	6,373,176
Align Technology, Inc. (b)	31,032	19,375,450
Baxter International, Inc.	211,125	16,670,430
Becton, Dickinson & Co.	121,285	29,058,673
Boston Scientific Corp. (b)	601,315	25,934,716
Danaher Corp.	268,314	83,652,256
Dentsply Sirona, Inc.	92,443	5,288,664
DexCom, Inc. (b)	40,858	25,463,114
Edwards Lifesciences Corp. (b)	263,243	31,541,776
Hologic, Inc. (b)	106,875	7,835,006
IDEXX Laboratories, Inc. (b)	35,930	23,934,410
Intuitive Surgical, Inc. (b)	150,633	54,398,095
Medtronic PLC	567,521	68,023,067
ResMed, Inc.	61,451	16,156,082
STERIS PLC	42,087	9,837,415
Stryker Corp.	141,734	37,711,165
Teleflex, Inc.	19,731	7,042,783
The Cooper Companies, Inc. (a)	20,770	8,659,428
West Pharmaceutical Services, Inc.	31,228	13,424,293
Zimmer Biomet Holdings, Inc.	88,163	12,617,889
		599,491,258
Health Care Providers & Services - 2.6%
AmerisourceBergen Corp.	63,276	7,720,938
Anthem, Inc.	102,960	44,800,985
Cardinal Health, Inc.	122,749	5,868,630
Centene Corp. (b)	246,214	17,540,285
Cigna Corp.	143,622	30,679,095
CVS Health Corp.	557,229	49,749,405
DaVita HealthCare Partners, Inc. (b)	28,288	2,920,453
HCA Holdings, Inc.	104,102	26,073,387
Henry Schein, Inc. (b)	59,067	4,509,765
Humana, Inc.	54,266	25,133,841
Laboratory Corp. of America Holdings (b)	40,812	11,713,860
McKesson Corp.	65,301	13,574,772
Quest Diagnostics, Inc. (a)	51,514	7,561,225
UnitedHealth Group, Inc.	398,178	183,349,024
Universal Health Services, Inc. Class B	32,061	3,978,770
		435,174,435
Health Care Technology - 0.1%
Cerner Corp.	124,667	9,261,511
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	128,173	20,185,966
Bio-Rad Laboratories, Inc. Class A (b)	9,090	7,223,641
Bio-Techne Corp.	16,401	8,588,384
Charles River Laboratories International, Inc. (b)	21,256	9,537,142
Illumina, Inc. (b)	61,953	25,714,212
IQVIA Holdings, Inc. (b)	80,940	21,159,335
Mettler-Toledo International, Inc. (b)	9,760	14,453,389
PerkinElmer, Inc.	47,277	8,362,829
Thermo Fisher Scientific, Inc.	166,140	105,178,250
Waters Corp. (b)	25,885	9,514,032
		229,917,180
Pharmaceuticals - 3.5%
Bristol-Myers Squibb Co.	938,375	54,801,100
Catalent, Inc. (b)	71,856	9,906,068
Eli Lilly & Co.	335,280	85,415,933
Johnson & Johnson	1,111,652	181,065,878
Merck & Co., Inc.	1,068,962	94,122,104
Organon & Co.	107,015	3,932,801
Pfizer, Inc.	2,367,614	103,559,436
Viatris, Inc.	511,530	6,828,926
Zoetis, Inc. Class A	200,148	43,271,998
		582,904,244
TOTAL HEALTH CARE		2,148,260,276
INDUSTRIALS - 8.0%
Aerospace & Defense - 1.4%
General Dynamics Corp.	97,974	19,864,229
Howmet Aerospace, Inc.	163,298	4,848,318
Huntington Ingalls Industries, Inc.	16,945	3,435,260
L3Harris Technologies, Inc.	84,862	19,564,085
Lockheed Martin Corp.	104,073	34,585,539
Northrop Grumman Corp.	63,556	22,703,474
Raytheon Technologies Corp.	636,716	56,578,584
Textron, Inc.	94,818	7,002,309
The Boeing Co. (b)	232,673	48,170,291
TransDigm Group, Inc. (b)	22,106	13,790,165
		230,542,254
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	55,715	5,403,798
Expeditors International of Washington, Inc.	71,649	8,831,456
FedEx Corp.	103,872	24,464,972
United Parcel Service, Inc. Class B	307,558	65,654,406
		104,354,632
Airlines - 0.2%
Alaska Air Group, Inc. (b)	52,808	2,788,262
American Airlines Group, Inc. (a)(b)	273,877	5,258,438
Delta Air Lines, Inc. (b)	270,090	10,568,622
Southwest Airlines Co. (b)	249,701	11,805,863
United Airlines Holdings, Inc. (b)	136,925	6,317,720
		36,738,905
Building Products - 0.5%
A.O. Smith Corp.	56,231	4,108,799
Allegion PLC	37,935	4,867,061
Carrier Global Corp.	366,428	19,138,534
Fortune Brands Home & Security, Inc.	58,337	5,915,372
Johnson Controls International PLC	300,763	22,066,981
Masco Corp.	104,172	6,828,475
Trane Technologies PLC	100,346	18,155,602
		81,080,824
Commercial Services & Supplies - 0.4%
Cintas Corp.	36,960	16,007,376
Copart, Inc. (b)	89,891	13,959,173
Republic Services, Inc.	88,689	11,937,539
Rollins, Inc.	95,530	3,365,522
Waste Management, Inc.	163,611	26,215,391
		71,485,001
Construction & Engineering - 0.1%
Quanta Services, Inc.	58,860	7,138,541
Electrical Equipment - 0.6%
AMETEK, Inc.	97,587	12,920,519
Eaton Corp. PLC	168,327	27,733,557
Emerson Electric Co.	252,445	24,489,689
Generac Holdings, Inc. (b)	26,643	13,283,134
Rockwell Automation, Inc.	48,991	15,647,725
		94,074,624
Industrial Conglomerates - 1.1%
3M Co.	244,335	43,657,778
General Electric Co.	463,522	48,609,552
Honeywell International, Inc.	291,535	63,735,382
Roper Technologies, Inc.	44,518	21,718,997
		177,721,709
Machinery - 1.5%
Caterpillar, Inc.	231,183	47,163,644
Cummins, Inc.	60,633	14,542,219
Deere & Co.	119,873	41,033,727
Dover Corp.	60,738	10,269,581
Fortive Corp.	151,240	11,450,380
IDEX Corp.	32,147	7,154,958
Illinois Tool Works, Inc.	121,021	27,577,055
Ingersoll Rand, Inc.	171,358	9,212,206
Otis Worldwide Corp.	180,193	14,471,300
PACCAR, Inc.	146,547	13,133,542
Parker Hannifin Corp.	54,493	16,162,079
Pentair PLC	70,150	5,188,996
Snap-On, Inc.	22,826	4,638,928
Stanley Black & Decker, Inc.	68,791	12,363,806
Westinghouse Air Brake Tech Co.	79,958	7,254,589
Xylem, Inc.	76,002	9,925,101
		251,542,111
Professional Services - 0.4%
Equifax, Inc.	51,440	14,270,999
IHS Markit Ltd.	168,343	22,005,797
Jacobs Engineering Group, Inc.	54,947	7,715,658
Leidos Holdings, Inc.	59,887	5,987,502
Nielsen Holdings PLC	151,251	3,062,833
Robert Half International, Inc.	47,366	5,355,674
Verisk Analytics, Inc.	68,127	14,325,064
		72,723,527
Road & Rail - 1.0%
CSX Corp.	952,022	34,434,636
J.B. Hunt Transport Services, Inc.	35,598	7,019,570
Kansas City Southern	38,390	11,910,498
Norfolk Southern Corp.	104,290	30,562,185
Old Dominion Freight Lines, Inc.	39,595	13,515,753
Union Pacific Corp.	275,374	66,475,284
		163,917,926
Trading Companies & Distributors - 0.2%
Fastenal Co.	242,623	13,848,921
United Rentals, Inc. (b)	30,550	11,581,811
W.W. Grainger, Inc.	18,501	8,567,998
		33,998,730
TOTAL INDUSTRIALS		1,325,318,784
INFORMATION TECHNOLOGY - 27.9%
Communications Equipment - 0.8%
Arista Networks, Inc. (b)	23,622	9,677,697
Cisco Systems, Inc.	1,779,598	99,604,100
F5 Networks, Inc. (b)	25,514	5,387,281
Juniper Networks, Inc.	137,347	4,054,483
Motorola Solutions, Inc.	71,513	17,777,417
		136,500,978
Electronic Equipment & Components - 0.7%
Amphenol Corp. Class A	252,655	19,396,324
CDW Corp.	58,018	10,829,060
Corning, Inc.	324,430	11,539,975
IPG Photonics Corp. (b)	15,080	2,397,871
Keysight Technologies, Inc. (b)	77,769	13,999,975
TE Connectivity Ltd.	138,527	20,224,942
Teledyne Technologies, Inc. (b)	19,656	8,829,868
Trimble, Inc. (b)	106,412	9,297,216
Zebra Technologies Corp. Class A (b)	22,538	12,034,165
		108,549,396
IT Services - 4.4%
Accenture PLC Class A	267,794	96,081,809
Akamai Technologies, Inc. (b)	68,874	7,263,452
Automatic Data Processing, Inc.	178,674	40,110,526
Broadridge Financial Solutions, Inc.	49,002	8,742,447
Cognizant Technology Solutions Corp. Class A	221,975	17,334,028
DXC Technology Co. (b)	106,341	3,463,526
Fidelity National Information Services, Inc.	260,850	28,886,529
Fiserv, Inc. (b)	251,698	24,789,736
FleetCor Technologies, Inc. (b)	34,849	8,621,991
Gartner, Inc. (b)	35,302	11,717,087
Global Payments, Inc.	124,055	17,738,624
IBM Corp.	378,511	47,351,726
Jack Henry & Associates, Inc.	31,424	5,231,468
MasterCard, Inc. Class A	367,880	123,431,098
Paychex, Inc.	135,241	16,672,510
PayPal Holdings, Inc. (b)	496,201	115,411,391
The Western Union Co. (a)	171,521	3,125,113
VeriSign, Inc. (b)	41,054	9,141,494
Visa, Inc. Class A	712,672	150,922,549
		736,037,104
Semiconductors & Semiconductor Equipment - 5.7%
Advanced Micro Devices, Inc. (b)	512,221	61,584,331
Analog Devices, Inc.	227,155	39,409,121
Applied Materials, Inc.	385,965	52,742,117
Broadcom, Inc.	173,251	92,112,359
Enphase Energy, Inc. (b)	56,797	13,155,889
Intel Corp.	1,713,199	83,946,751
KLA Corp.	64,504	24,044,511
Lam Research Corp.	60,178	33,914,515
Microchip Technology, Inc.	231,470	17,149,612
Micron Technology, Inc.	475,393	32,849,656
Monolithic Power Systems, Inc.	18,208	9,567,576
NVIDIA Corp.	1,052,335	269,050,489
NXP Semiconductors NV	111,965	22,489,290
Qorvo, Inc. (b)	47,007	7,907,988
Qualcomm, Inc.	476,346	63,373,072
Skyworks Solutions, Inc.	69,694	11,647,958
Teradyne, Inc.	69,775	9,645,696
Texas Instruments, Inc.	389,859	73,090,765
Xilinx, Inc.	104,507	18,811,260
		936,492,956
Software - 10.0%
Adobe, Inc. (b)	201,176	130,836,823
ANSYS, Inc. (b)	36,835	13,981,829
Autodesk, Inc. (b)	92,910	29,509,145
Cadence Design Systems, Inc. (b)	116,885	20,233,962
Ceridian HCM Holding, Inc. (b)	57,050	7,145,513
Citrix Systems, Inc.	52,546	4,977,683
Fortinet, Inc. (b)	57,246	19,254,120
Intuit, Inc.	115,394	72,235,490
Microsoft Corp.	3,173,417	1,052,368,541
NortonLifeLock, Inc.	245,866	6,257,290
Oracle Corp.	695,627	66,738,454
Paycom Software, Inc. (b)	20,285	11,113,137
PTC, Inc. (b)	44,686	5,690,762
Salesforce.com, Inc. (b)	410,262	122,951,419
ServiceNow, Inc. (b)	83,657	58,372,508
Synopsys, Inc. (b)	64,433	21,467,787
Tyler Technologies, Inc. (b)	17,228	9,358,594
		1,652,493,057
Technology Hardware, Storage & Peripherals - 6.3%
Apple, Inc.	6,631,429	993,388,064
Hewlett Packard Enterprise Co.	550,821	8,069,528
HP, Inc.	507,244	15,384,711
NetApp, Inc.	94,483	8,437,332
Seagate Technology Holdings PLC	88,288	7,863,812
Western Digital Corp. (b)	129,620	6,777,830
		1,039,921,277
TOTAL INFORMATION TECHNOLOGY		4,609,994,768
MATERIALS - 2.5%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	93,476	28,025,040
Albemarle Corp. U.S.	49,359	12,362,949
Celanese Corp. Class A	47,004	7,591,616
CF Industries Holdings, Inc.	90,982	5,167,778
Corteva, Inc.	309,919	13,373,005
Dow, Inc.	314,892	17,624,505
DuPont de Nemours, Inc.	220,845	15,370,812
Eastman Chemical Co.	57,445	5,976,003
Ecolab, Inc.	105,100	23,355,322
FMC Corp.	54,426	4,953,310
International Flavors & Fragrances, Inc.	105,164	15,506,432
Linde PLC	218,067	69,606,986
LyondellBasell Industries NV Class A	111,520	10,351,286
PPG Industries, Inc.	100,228	16,093,610
Sherwin-Williams Co.	102,292	32,386,670
The Mosaic Co.	146,222	6,078,449
		283,823,773
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	26,318	10,338,763
Vulcan Materials Co.	55,983	10,643,488
		20,982,251
Containers & Packaging - 0.3%
Amcor PLC	652,143	7,871,366
Avery Dennison Corp.	35,057	7,632,610
Ball Corp.	137,848	12,610,335
International Paper Co.	165,300	8,210,451
Packaging Corp. of America	40,185	5,520,213
Sealed Air Corp.	63,281	3,753,829
WestRock Co.	112,944	5,432,606
		51,031,410
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	619,952	23,384,589
Newmont Corp.	337,478	18,223,812
Nucor Corp.	123,988	13,843,260
		55,451,661
TOTAL MATERIALS		411,289,095
REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.5%
Alexandria Real Estate Equities, Inc.	58,522	11,946,681
American Tower Corp.	192,209	54,197,172
AvalonBay Communities, Inc.	58,944	13,950,866
Boston Properties, Inc.	60,117	6,831,696
Crown Castle International Corp.	182,518	32,907,995
Digital Realty Trust, Inc.	119,339	18,832,888
Duke Realty Corp.	159,616	8,976,804
Equinix, Inc.	37,901	31,725,790
Equity Residential (SBI)	143,831	12,426,998
Essex Property Trust, Inc.	27,432	9,324,960
Extra Space Storage, Inc.	56,462	11,143,905
Federal Realty Investment Trust (SBI)	29,548	3,556,102
Healthpeak Properties, Inc.	227,283	8,070,819
Host Hotels & Resorts, Inc. (b)	301,991	5,082,509
Iron Mountain, Inc. (a)	122,450	5,588,618
Kimco Realty Corp.	259,560	5,866,056
Mid-America Apartment Communities, Inc.	48,949	9,995,875
Prologis (REIT), Inc.	312,180	45,253,613
Public Storage	64,382	21,386,413
Realty Income Corp.	232,652	16,618,332
Regency Centers Corp.	64,632	4,550,739
SBA Communications Corp. Class A	46,263	15,976,002
Simon Property Group, Inc.	138,783	20,342,812
UDR, Inc.	118,055	6,555,594
Ventas, Inc.	166,431	8,882,422
Vornado Realty Trust	67,022	2,857,148
Welltower, Inc.	178,412	14,344,325
Weyerhaeuser Co.	316,450	11,303,594
		418,496,728
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (b)	141,763	14,754,693
TOTAL REAL ESTATE		433,251,421
UTILITIES - 2.4%
Electric Utilities - 1.5%
Alliant Energy Corp.	105,899	5,990,706
American Electric Power Co., Inc.	211,288	17,898,206
Duke Energy Corp.	324,895	33,142,539
Edison International	160,195	10,081,071
Entergy Corp.	84,758	8,731,769
Evergy, Inc.	97,016	6,184,770
Eversource Energy	145,056	12,315,254
Exelon Corp.	412,905	21,962,417
FirstEnergy Corp.	230,167	8,868,335
NextEra Energy, Inc.	828,427	70,689,676
NRG Energy, Inc.	103,441	4,126,261
Pinnacle West Capital Corp.	47,574	3,068,047
PPL Corp.	324,666	9,350,381
Southern Co.	447,175	27,867,946
Xcel Energy, Inc.	227,350	14,684,537
		254,961,915
Gas Utilities - 0.0%
Atmos Energy Corp.	55,317	5,095,802
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	281,844	7,082,740
Multi-Utilities - 0.7%
Ameren Corp.	108,464	9,142,431
CenterPoint Energy, Inc.	250,806	6,530,988
CMS Energy Corp.	122,137	7,370,968
Consolidated Edison, Inc.	149,144	11,245,458
Dominion Energy, Inc.	341,530	25,932,373
DTE Energy Co.	81,732	9,264,322
NiSource, Inc.	165,783	4,089,867
Public Service Enterprise Group, Inc.	213,431	13,616,898
Sempra Energy	134,860	17,212,182
WEC Energy Group, Inc.	133,134	11,990,048
		116,395,535
Water Utilities - 0.1%
American Water Works Co., Inc.	76,614	13,344,627
TOTAL UTILITIES		396,880,619
TOTAL COMMON STOCKS (Cost $8,580,403,675)		16,505,179,223

Money Market Funds - 0.4%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (c)	26,104,056	26,109,276
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	42,138,135	42,142,349
TOTAL MONEY MARKET FUNDS (Cost $68,251,625)		68,251,625

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $8,648,655,300)	16,573,430,848
NET OTHER ASSETS (LIABILITIES) - (0.2)% (e)	(27,647,611)
NET ASSETS - 100.0%	16,545,783,237

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	184	Dec 2021	42,292,400	1,576,879	1,576,879

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $2,047,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	26,198,811	763,206,927	763,296,462	8,994	-	-	26,109,276	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	240,088,399	245,204,838	443,150,888	34,345	-	-	42,142,349	0.1%
Total	266,287,210	1,008,411,765	1,206,447,350	43,339	-	-	68,251,625

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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